SHARE-BASED PAYMENT - Additional Information (Details) - Equity share-based payment arrangements	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Without Condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | shares	2,727,902	1,972,220
Weighted average share price | $ / shares	$ 6.36	$ 7.30
Weighted average remaining contractual life of outstanding share options	1 year 9 months 18 days	2 years 3 months 18 days
With Condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | shares	552,234	526,830
Weighted average share price | $ / shares	$ 12.53	$ 12.53
Weighted average remaining contractual life of outstanding share options	1 year 9 months 18 days	2 years 9 months 18 days
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive the share based payment arrangement	2 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive the share based payment arrangement	5 years